Expense Example	Apr. 30, 2026 USD ($)
Applied Finance Valuation Large Cap ETF | Applied Finance Valuation Large Cap ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Applied Finance IVS US SMID ETF | Applied Finance IVS US SMID ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Applied Finance IVS International Large ETF | Applied Finance IVS International Large ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Applied Finance IVS International SMID ETF | Applied Finance IVS International SMID ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240